Segments of Operations - Revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net investment income	$ 1,813	$ 1,657	$ 1,478
Other income	114	115	111
Revenues before realized gains	1,949	1,796	1,611
Realized gains (losses) on securities	132	(105)	(13)
Total revenues	2,081	1,691	1,598
Annuity
Segment Reporting Information [Line Items]
Net investment income	1,792	1,638	1,458
Other income	108	108	106
Revenues before realized gains	1,900	1,746	1,564
Run-off Life
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 49	$ 50	$ 47